Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents
Schedule of Cash and Cash Equivalents

	As of December 31,
(in thousands of euros)	2020	2021	2022
Other cash equivalents(1)	12,001	42,900	16,798
Cash at bank and at hand	93,686	43,653	69,939
Cash and cash equivalents	105,687	86,553	86,736
(1)	Other cash equivalents correspond to short-term bank deposits at Société Générale and Crédit Agricole.